Trade, Other Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019
IfrsStatementLineItems [Line Items]
Trade, other payables and accrued liabilities	$ 5,263	$ 4,950	$ 4,737
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade, other payables and accrued liabilities	2,161	2,353	638
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade, other payables and accrued liabilities	119	518	307
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade, other payables and accrued liabilities	$ 2,983	$ 2,079	$ 3,792